SHARE-BASED PAYMENTS - Common Stock Warrants - General Information (Details) - USD ($)		1 Months Ended			9 Months Ended		12 Months Ended
	May 13, 2021	Jul. 31, 2021	May 31, 2021	Apr. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Class of Warrant or Right [Line Items]
Class of warrant or right, warrants issued		355,000	31,881
Warrants value		$ 1,622,350	$ 145,696
Common stock warrants
Class of Warrant or Right [Line Items]
Class of warrant or right, warrants issued						374,048	493,462	128,667
Warrants exercise price						$ 2.50	$ 2.50	$ 2.50
Warrants value						$ 139,572		$ 49,928
Common stock warrants | Initial Public Offering
Class of Warrant or Right [Line Items]
Class of warrant or right, warrants issued	120,482				2,409,639
Warrants exercise price	$ 5.19				$ 4.57
Percentage of warrants exercise price					110.00%
Warrants expiration term	5 years				5 years
Common stock warrants | Over-allotment option
Class of Warrant or Right [Line Items]
Class of warrant or right, warrants issued					361,445
Common Stock Warrants, Venture Debt Lender [Member]
Class of Warrant or Right [Line Items]
Class of warrant or right, warrants issued				120,482
Warrants exercise price				$ 4.15
Common Stock Warrants, Funding Platform, Preferred Stock Raise [Member]
Class of Warrant or Right [Line Items]
Class of warrant or right, warrants issued						2,603	2,603	21,279
Warrants exercise price						$ 8.28	$ 8.28